Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013 BasisPoint Multiple	Dec. 31, 2012 BasisPoint Multiple	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 226,842	$ 215,637
Fair value	2,680	1,700	1,519	1,837
Value (bps)	118	79
Weighted-average servicing fees (bps)	30	31
Multiple (value/servicing fees)	3.93	2.55
Weighted-average note rate	4.22%	4.54%
Weighted-average age (in years)	2 years 7 months 6 days	2 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	11.20%	20.10%
Weighted-average expected life (in years)	7 years 1 month 6 days	4 years 2 months 12 days
Weighted-average discount rate	10.20%	10.40%
MRBP [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	15,896	14,143
Fair value	180	154
Value (bps)	113	109
Weighted-average servicing fees (bps)	39	40
Multiple (value/servicing fees)	2.90	2.73
Weighted-average note rate	4.70%	5.13%
Weighted-average age (in years)	3 years 9 months 18 days	4 years 2 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	13.50%	13.20%
Weighted-average expected life (in years)	6 years 2 months 12 days	6 years 1 month 6 days
Weighted-average discount rate	11.90%	12.10%
Government [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	41,659	39,048
Fair value	500	314
Value (bps)	120	80
Weighted-average servicing fees (bps)	32	33
Multiple (value/servicing fees)	3.75	2.42
Weighted-average note rate	4.24%	4.57%
Weighted-average age (in years)	2 years 7 months 6 days	2 years 4 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	11.50%	21.20%
Weighted-average expected life (in years)	6 years 10 months 24 days	4 years 2 months 12 days
Weighted-average discount rate	11.20%	11.40%
Conventional [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	169,287	162,446
Fair value	$ 2,000	$ 1,232
Value (bps)	118	76
Weighted-average servicing fees (bps)	29	30
Multiple (value/servicing fees)	4.07	2.53
Weighted-average note rate	4.17%	4.48%
Weighted-average age (in years)	2 years 6 months	2 years 6 months
Weighted-average expected prepayment (constant prepayment rate)	10.90%	20.40%
Weighted-average expected life (in years)	7 years 2 months 12 days	4 years 1 month 6 days
Weighted-average discount rate	9.80%	10.00%